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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE 68130

________________________________________________________________________

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (402) 895-1600

Date of fiscal year end: March 31, June 30, September 30 & December 31

Date of reporting period: July 1, 2017 - June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit 40 is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2018 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS FUND TRUST III - Cozad Small Cap Value Fund									Item 1, Exhibit 40
Investment Company Act file number: 811-22655
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	The Cozad Small Cap Value Fund reorganized out of Northern Lights Fund Trust III on or about September 20, 2017. Management was unable to obtain the Fund's proxy voting records for the period between July 1, 2017 through September 20, 2017.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title) /s/ Richard Malinowski

 Richard Malinowski

 President of the Trust

Date: August 31, 2018